Derivative instruments and hedging activities - Additional information (Detail) - JPY (¥) ¥ in Billions	Mar. 31, 2023	Mar. 31, 2022
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability position with credit-risk-related contingent features	¥ 574	¥ 638
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	403	421
Additional collateral required to be posted, aggregate fair value	¥ 11	¥ 1